Provisions - Summary of Changes in Groups Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Beginning balance ,Carrying amount	€ 65	€ 61
Charged/(credited) to the consolidated statement of operations:
Additional provisions	7	67
Reversal of unutilized amounts		(1)
Exchange differences	3	(11)
Utilized	(25)	(51)
Ending balance ,Carrying amount	50	65
Current portion	42	59
Non-current portion	8	6
Legal Contingencies
Disclosure Of Other Provisions [Line Items]
Beginning balance ,Carrying amount	53	49
Charged/(credited) to the consolidated statement of operations:
Additional provisions	0	60
Reversal of unutilized amounts		0
Exchange differences	3	(11)
Utilized	(17)	(45)
Ending balance ,Carrying amount	39	53
Current portion	39	53
Non-current portion	0	0
Other Provisions
Disclosure Of Other Provisions [Line Items]
Beginning balance ,Carrying amount	12	12
Charged/(credited) to the consolidated statement of operations:
Additional provisions	7	7
Reversal of unutilized amounts		(1)
Exchange differences	0	0
Utilized	(8)	(6)
Ending balance ,Carrying amount	11	12
Current portion	3	6
Non-current portion	€ 8	€ 6